Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement Of Comprehensive Income [Abstract]
Net earnings	$ 900,416	$ 193,030	$ 778,564
Other comprehensive income (loss):
Net unrealized income (loss) on hedging derivatives, net of income taxes of $1,500, ($5,600) and ($4,900) for 2016, 2015 and 2014, respectively	2,570	(9,498)	(8,542)
Reclassification adjustment for loss on settlement of hedging derivatives included in net earnings, net of income taxes of $5,800, $3,500 and $200 for 2016, 2015 and 2014, respectively	9,880	5,798	542
Foreign currency translation gain (loss), net of income taxes of $0, $0 and $400 for 2016, 2015 and 2014, respectively	25,495	(205,397)	(141,530)
Adjustment to early retiree medical plan, net of income taxes of ($1,291), $127 and ($1,921) for 2016, 2015 and 2014, respectively	(3,589)	1,485	(4,228)
Reclassification adjustment for gain on early retiree medical plan included in net earnings, net of income taxes of ($309), ($414) and ($557) for 2016, 2015 and 2014, respectively	(837)	(742)	(1,030)
Other, net of income taxes of $0, $1,500 and $0 for 2016, 2015 and 2014, respectively		2,700
Net current-period other comprehensive (loss) income	33,519	(205,654)	(154,788)
Comprehensive income (loss)	933,935	(12,624)	623,776
Comprehensive income attributable to noncontrolling interests	(104,145)	(112,306)	(99,227)
Comprehensive income (loss) attributable to Nucor stockholders	$ 829,790	$ (124,930)	$ 524,549